iShares®

iShares Trust, iShares, Inc., and iShares U.S. ETF Trust

Supplement dated June 23, 2025

to the currently effective Summary Prospectus, Prospectus, and

Statement of Additional Information (“SAI”)

for the Funds listed below (each, a “Fund” and collectively, the “Funds”)

Effective immediately, Matthew DeCicco is no longer a Portfolio Manager for the Funds. All references to Mr. DeCicco in the Summary Prospectus, Prospectus, and SAI for each Fund are hereby removed.

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF

iShares Bloomberg Roll Select Commodity Strategy ETF

iShares Commodity Curve Carry Strategy ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares Currency Hedged MSCI Emerging Markets ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Japan ETF

iShares GSCI Commodity Dynamic Roll Strategy ETF

iShares High Yield Corporate Bond BuyWrite Strategy ETF

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

iShares Large Cap Accelerated Outcome ETF

iShares Large Cap Max Buffer Dec ETF

iShares Large Cap Max Buffer Jun ETF

iShares Large Cap Max Buffer Mar ETF

iShares Large Cap Max Buffer Sep ETF

iShares Russell 2000 BuyWrite ETF

iShares S&P 500 BuyWrite ETF

iShares Transition-Enabling Metals ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-SUPP-PM0625

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